PROPERTY, PLANT AND EQUIPMENT, NET (Details narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
PROPERTY, PLANT AND EQUIPMENT, NET
Depreciation expense	$ 5,690,000	$ 5,849,000	$ 5,955,000